Investments (Details 19) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Investments [Abstract]
Other invested assets	$ 1,012,541	$ 707,403
Equity Securities [Member]
Other Investments [Abstract]
Other invested assets	113,900	140,211
Limited Partner [Member]
Other Investments [Abstract]
Other invested assets	251,315	214,105
Secured Debt [Member]
Other Investments [Abstract]
Other invested assets	281,022	229,583
Gain (Loss) on Derivatives [Member]
Other Investments [Abstract]
Other invested assets	257,050	34,929
Other [Member]
Other Investments [Abstract]
Other invested assets	$ 109,254	$ 88,575